Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2012
Registrant Name	dei_EntityRegistrantName	AMCAP FUND
Central Index Key	dei_EntityCentralIndexKey	0000004405
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMCPX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMPBX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMPCX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMPFX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMCFX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAFAX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAFBX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAFCX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAFEX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAFFX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAFAX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAFBX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAFCX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAFEX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAFFX
AMCAP FUND (Prospectus Summary) | AMCAP FUND | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAFGX